EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative)			1 Months Ended								9 Months Ended		12 Months Ended
	Sep. 05, 2023 USD ($) shares	May 11, 2021 CAD ($)	Nov. 22, 2022	Oct. 21, 2022 CAD ($)	May 16, 2022 CAD ($)	Mar. 31, 2020 CAD ($)	Nov. 30, 2019 CAD ($)	Jan. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Nov. 30, 2016 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($)	Dec. 31, 2019 shares
Statement [Line Items]
Common shares issue | shares											15,384,615	15,384,615
Duke District [Member]
Statement [Line Items]
Royalty interest	100.00%
Acquire interest	100.00%
Returns royalty retained	2.00%
Ownership amount	$ 10
Common stock shares issued | shares	200,000
Cash payments	$ 250,000
IKE District [Member]
Statement [Line Items]
Royalty interest											1.00%	1.00%
Royalty obligation											$ 5,000,000
Gold Fields Toodoggone Exploration Corporation [Member]
Statement [Line Items]
Common shares issue | shares								300,000						5,000,000
Percentage of property purchase											100.00%	100.00%
Cash payments								$ 100,000	$ 1,000,000
Description of retains profits interest											GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares	GFTEC retains a 2.5% net profits interest (“NPI”) royalty on mineral claims comprising approximately 96% of the PINE Property, which are subject to a NSR royalty payable to a former owner (“Underlying NSR”) and a 1% NSR royalty on the balance of the claims that are not subject to the Underlying NSR royalty. The NPI royalty can be reduced to 1.25% at any time through the payment to GFTEC of $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% through the payment to GFTEC of $2.5 million in cash or shares
Joy Property Mineral [Member]
Statement [Line Items]
Owenership percentage										100.00%
Direct acquisition costs										$ 335,299
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage		70.00%
Initial interest		60.00%
Required fund		$ 35,000,000
Work expenditures term		5 years
Earning description		Upon Freeport earning such 60% interest, it can elect, in its sole discretion, to earn an additional 10% interest, for a total 70% interest by sole funding a further $75 million within the following five years
Project costs											$ 4,922,827
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest											2.00%	2.00%
Royalty amount payment											$ 1,500,000
Royalty obligation											$ 2,000,000
Additional royalty interest											2.50%	2.50%
Paula Property[Member]
Statement [Line Items]
Royalty interest							1.00%
Percentage of property purchase							100.00%
Cash payments							$ 500,000
Duke Property Mineral [Member] | Duke District [Member]
Statement [Line Items]
Royalty interest			70.00%
Exploration and development expenditures											$ 30,000,000		$ 5,000,000
Owenership percentage										100.00%
Acquisition costs										$ 168,996
Additional add on exploration and development expenditures											$ 60,000,000
Description about exploration and development expenditures											a minimum rate of $10 million per year over the ensuing six years	a minimum rate of $10 million per year over the ensuing six years
Cost recovery expenditure											$ 5,054,064,000,000
Rvenue from project											$ 375,000
Other Property Transactions [Member]
Statement [Line Items]
Expected life											4 years 11 months 23 days	4 years 11 months 23 days
Expected volatility											139.00%	139.00%
Dividend yield											0.00%	0.00%
Initial interest rate						51.00%
Risk free-interest rate											0.38%	0.38%
Received non refundable payment from option						$ 200,000
Exploration and development expenditures				$ 4,200,000
Owenership percentage					100.00%
Description of consideration comprising											the Company received $300,000 in cash from IMC and 5.5 million common shares and 5.5 million warrants of Carlyle as consideration. The 5.5 million common shares were measured at $907,500 based on the fair market value of $0.165 per share on the Closing Date. The 5.5 million warrants were measured at $727,000 using the Black-Scholes option pricing model	the Company received $300,000 in cash from IMC and 5.5 million common shares and 5.5 million warrants of Carlyle as consideration. The 5.5 million common shares were measured at $907,500 based on the fair market value of $0.165 per share on the Closing Date. The 5.5 million warrants were measured at $727,000 using the Black-Scholes option pricing model
Description of post consolidated warrants											As Carlyle consolidated its common shares on a basis of 10 to 1 on September 1, 2022, the 550,000 post-consolidated warrants are exercisable at $5 per warrant until December 8, 2025	As Carlyle consolidated its common shares on a basis of 10 to 1 on September 1, 2022, the 550,000 post-consolidated warrants are exercisable at $5 per warrant until December 8, 2025
Description of minerals claims option agreement					subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10,000,000 has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production					$ 100,000
Payment for commercial production to subsequent year											shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1,000,000 has been paid to optionor	shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1,000,000 has been paid to optionor
PINE Property [Member]
Statement [Line Items]
Dividend yield									49.00%
Percentage of property purchase														51.00%
Joy District [Member]
Statement [Line Items]
Common shares issue | shares									5,277,778
Cascadero Copper Corporation [Member]
Statement [Line Items]
Dividend yield									100.00%
Accounts payable and accrued liabilities
Statement [Line Items]
Royalty interest											1.00%	1.00%
Royalty obligation											$ 2,000,000
Advance royalty payments												$ 50,000
Common shares issue | shares											500,000	500,000